Mar. 03, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated March 3, 2023 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

The current Outcome Period for each Fund will end and, simultaneously, a new Outcome Period will commence on March 10, 2023 (the “New Outcome Period”). As of March 3, 2023, the estimated ranges of each Fund’s Par Up Rate, Spread and Index Caps, as applicable (each, a “rate”), for the New Outcome Period are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive rate applicable to each Fund’s New Outcome Period until the commencement of such Fund’s New Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the New Outcome Period, and (ii) the total number (for the Par Up Rate and Index Caps) or strike price (for the Spread) of long call options contracts on the applicable Reference Index(es) or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.